INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11 – INCOME TAXES

The Company maintains deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The deferred tax assets (liabilities) at December 31, 2023 and 2022 consist of net operating loss carryforwards and differences in the book basis and tax basis of intangible assets.

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2023 and 2022 were as follows:

	Years Ended December 31,
	2023	2022
Income tax benefit at U.S. statutory rate of 21%	$(2,360,761)	$(1,441,624)
State income taxes	(404,702)	(247,135)
Non-deductible expenses	271,648	201,521
Change in valuation allowance	2,493,815	1,487,238
Total provision for income tax	$—	$—

The Company’s approximate net deferred tax assets as of December 31, 2023 and 2022 were as follows:

	December 31,
	2023	2022
Deferred Tax Asset (Liability):
Net operating loss carryforward	$12,318,836	$9,772,854
Intangible assets	(84,823)	(32,656)
	12,234,013	9,740,198
Valuation allowance	(12,234,013)	(9,740,198)
Net deferred tax assets	$—	$—

The gross operating loss carryforward was approximately $50,076,569 and $39,727,050 at December 31, 2023 and 2022, respectively. The Company provided a valuation allowance equal to the net deferred income tax assets for the years ended December 31, 2023, and 2022 because it was not known whether future taxable income will be sufficient to utilize the loss carryforward and other deferred tax assets. The increase in the valuation allowance was $2,493,815 in 2023.

The potential tax benefit arising from the net operating loss carryforward of $4,357,876 from the period prior to January 1, 2018, will expire in 2037. The potential tax benefit arising from the net operating loss carryforward of $7,876,137 generated after January 1, 2018 can be carried forward indefinitely within the annual usage limitations.

Additionally, the future utilization of the net operating loss carryforward to offset future taxable income is subject to an annual limitation as a result of ownership or business changes that may occur in the future. The Company has not conducted a study to determine the limitations on the utilization of these net operating loss carryforwards. If necessary, the deferred tax assets will be reduced by any carryforward that may not be utilized or expires prior to utilization as a result of such limitations, with a corresponding reduction of the valuation allowance.

The Company does not have any uncertain tax positions or events leading to uncertainty in a tax position. The Company’s 2022, 2021 and 2020 Corporate Income Tax Returns are subject to Internal Revenue Service examination.